Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Depreciation charge of right-of-use assets
Interest on lease liabilities (including in Financial expenses)	[1]	€ 88	€ 116
Interest on sublease receivable (including in Financial income)	[1]	(9)	(15)
Expenses relating to short-term leases and leases of low-value assets		59	73
Total expenses related to leases		482	651
Property Member [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		229	226
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		56	51
Plant and Equipments [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		€ 59	€ 200

[1]	Interests on leases are presented as operating cash flow.